ACCOUNTS RECEIVABLE, NET - Movement in Allowances for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Balance at beginning of year	$ 10	$ 0	$ 0
Provision for credit losses	1	10	0
Balance at end of year	$ 11	$ 10	$ 0